Lease - Supplemental cash flow information related to operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease
Cash payments for operating lease liabilities, included in operating cash flows	¥ 68,825	¥ 42,637	¥ 8,882
Lease liabilities arising from obtaining rightofuse assets	¥ 152,422	¥ 40,860	¥ 99,986